Note 7 - Loans Receivable, Net and Allowance for Loan Losses - Impaired Loans by Loan Portfolio Class (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related allowance	$ 215
Recorded investment	2,075	$ 140
Unpaid principal balance	2,091	140
Average recorded investment	2,083	224
Interest income recognized	27	12
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Recorded investment, with no related allowance recorded	0	0
Unpaid principal balance, with no related allowance recorded	0	0
Average recorded investment, with no related allowance recorded		66
Recorded investment	0	0
Average recorded investment		66
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Recorded investment, with no related allowance recorded	7	9
Unpaid principal balance, with no related allowance recorded	9	9
Average recorded investment, with no related allowance recorded	7	9
Recorded investment	7	9
Unpaid principal balance	9	9
Average recorded investment	7	9
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Recorded investment, with no related allowance recorded	1,708
Unpaid principal balance, with no related allowance recorded	1,722
Average recorded investment, with no related allowance recorded	1,708
Recorded investment	1,708
Unpaid principal balance	1,722
Average recorded investment	1,708
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Recorded investment, with no related allowance recorded	129	131
Unpaid principal balance, with no related allowance recorded	129	131
Average recorded investment, with no related allowance recorded	130	131
Interest income recognized, with no related allowance recorded	12	12
Recorded investment, with an allowance recorded	134
Unpaid principal balance, with an allowance recorded	134
Related allowance	118
Average recorded investment, with an allowance recorded	136
Interest income recognized, with an allowance recorded	9
Recorded investment	263	131
Unpaid principal balance	263	131
Average recorded investment	266	131
Interest income recognized	21	12
Commercial Portfolio Segment [Member]
Average recorded investment, with no related allowance recorded		18
Recorded investment, with an allowance recorded	97
Unpaid principal balance, with an allowance recorded	97
Related allowance	97
Average recorded investment, with an allowance recorded	102
Interest income recognized, with an allowance recorded	6
Recorded investment	97
Unpaid principal balance	97
Average recorded investment	102	$ 18
Interest income recognized	$ 6